Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 20,022	$ 32,055	$ 128,056	$ 51,644
Transaction-based expenses:
Transaction-based expenses			(3,034)	(3,888)
Total revenues, less transaction-based expenses	19,890	31,079	125,022	47,756
Operating expenses:
Compensation and benefits	43,640	20,496	94,654	37,330
Professional services	3,518	2,700	12,450	3,371
Acquisition-related transaction costs	3,706	0	882	3,289
Advertising and market development	1,504	987	5,090	1,528
Rent and occupancy	1,566	887	3,744	2,381
Technology and communications	2,023	1,434	8,243	4,616
General and administrative expenses	1,602	953	4,358	452
Depreciation and amortization	1,082	1,396	5,390	2,406
Total operating expenses	58,641	28,853	134,811	55,373
Operating (loss) income	(38,751)	2,226	(9,789)	(7,617)
Interest expenses and other income (expenses):
Interest expense, net			(2,307)	(2,405)
Change in fair value of warrant liabilities	(25,959)	(908)	(6,064)	(292)
Other income (expenses), net			47	(201)
Total interest expenses and other expenses			(8,324)	(2,898)
(Loss) income before provision for income taxes	(64,301)	930	(18,113)	(10,515)
Provision for (benefit from) income taxes	123	(8)	386	(803)
Net (loss) income and comprehensive (loss) income	$ (64,424)	$ 938	$ (18,499)	$ (9,712)
Earnings Per Share, Basic	$ (0.98)	$ 0.00	$ (1.06)	$ (0.81)
Earnings Per Share, Diluted	$ (0.98)	$ 0.00	$ (1.06)	$ (0.81)
Weighted Average Number of Shares Outstanding, Basic	66,007,461	61,598,361	17,386,008	11,946,614
Weighted Average Number of Shares Outstanding, Diluted	66,007,461	116,312,835	17,386,008	11,946,614
Placement fees
Total revenues	$ 14,585	$ 27,509	$ 107,723	$ 29,240
Custodial administration fees
Total revenues	$ 5,437	$ 4,546	$ 20,333	$ 22,404